Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Line Items]
Leasing expenses	$ 8,367,927	$ 9,175,500	$ 9,095,530
Accrued litigation provision	1,653,032	2,079,671	2,077,753	2,683,968
De-recognition of previously accrued litigation provision	333,485
Restriction on foreign ownership in internet content and other value-added telecommunication service, maximum percentage	50.00%
Unasserted Claim [Member]
Commitments and Contingencies [Line Items]
Accruals for any additional losses	$ 0